Segment information	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segment information	D.35. Segment information
The segment information presented by Sanofi consists of a single operating segment: Biopharma.
The Biopharma operating segment comprises commercial operations and research, development and production activities relating to the Specialty Care, General Medicines, and Vaccines franchises plus support and corporate functions, for all geographical territories. It also includes revenues generated from the manufacture of Consumer Healthcare products invoiced to
Opella Healthcare SAS (Opella), which constitutes a related party with effect from April 30, 2025, the deconsolidation date, corresponding to the closing of Sanofi's sale of a controlling stake of approximately 50% in Opella to Clayton, Dubilier & Rice
(CD&R) (for more information, see “Item 4. Information on the Company — B. Business overview — B.3 Opella”). Those revenues, which before the deconsolidation date represented intragroup transactions classified within continuing operations, are presented within Other revenues in the income statement. The Biopharma operating segment also includes the purchase price of Biopharma products manufactured by Opella.
The “Other” category comprises primarily, but not exclusively, Consumer Healthcare activities not transferred on the effective date of loss of control of Opella. These are primarily (i) hospital sales of Opella products in China, the transfer of which will be finalized no earlier than 2028; (ii) sales made by the dedicated entity Opella Russie, of which Sanofi continues to hold the capital
(Sanofi is continuing to distribute Opella products in Russian territory under a distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of that entity during the term of the distribution agreement);
and (iii) sales of the Gold Bond product range, which are continuing in the US through the retained subsidiary Gold Bond LLC
(holder of the associated worldwide property rights).
2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued
operation (2024).
D.35.1. Segment results
Sanofi reports segment results on the basis of “Business operating income”. This indicator is used internally by Sanofi’s chief operating decision maker to measure the performance of the operating segment and to allocate resources.
“Business operating income” is derived from Operating income, adjusted as follows:
•amortization and impairment losses charged against intangible assets (other than software and other rights of an industrial or operational nature), are eliminated;
•fair value remeasurements of contingent consideration relating to business combinations (IFRS 3) or business divestments, and presented within the line item Fair value remeasurement of contingent consideration, are eliminated;
•expenses arising from the remeasurement of inventories following business combinations (IFRS 3) or acquisitions of groups of assets that do not constitute a business within the meaning of paragraph 2b of IFRS 3, are eliminated;
•amounts reported within the line items Restructuring costs and similar items are eliminated;
•other gains and losses including gains and losses on major divestments, presented within the line item Other gains and losses, and litigation, are eliminated;
•other costs and provisions related to litigation, presented within the line item Other gains and losses, and litigation, are eliminated;
•the share of profits/losses from investments accounted for using the equity method is added, to the extent that this relates
(i) to joint ventures or (ii) to associates with which Sanofi has entered into R&D agreements and/or whose operations are managed as an integral part of Sanofi’s business activities;
•the portion of business operating income net of tax attributable to non-controlling interests is deducted; and
•net income attributable to non-controlling interests related to continuing operations, and excluding the effects of the above reconciliation items, is deducted.
The table below shows Sanofi’s segment results for the years ended December 31, 2025, December 31, 2024 and December 31,
2023:

	2025
(€ million)	Biopharma			Other			Total
	2025	Change vs. 2024 on a reported basis (IFRS)	Change vs. 2024 at constant exchange rates (non- IFRS)	2025	Change vs. 2024 on a reported basis (IFRS)	Change vs. 2024 at constant exchange rates (non- IFRS)	2025	Change vs. 2024 on a reported basis (IFRS)	Change vs. 2024 at constant exchange rates (non- IFRS)
Net sales	43,626	+6.2%	+9.9%	—			43,626	+6.2%	+9.9%
Other revenues	2,603	-9.2%	-5.8%	487	+43.7%	+43.4%	3,090	-3.6%	-0.6%
Cost of sales	(12,656)	-2.4%	+0.5%	(267)	+20.3%	+18.9%	(12,923)	-2.1%	+0.8%
Research and development expenses	(7,840)	+6.0%	+8.8%	(2)	+100.0%	+100.0%	(7,842)	+6.1%	+8.8%
Selling and general expenses	(9,369)	+2.8%	+6.1%	(174)	+148.6%	+152.9%	(9,543)	+3.9%	+7.3%
Other operating income and expenses	(4,391)			(33)			(4,424)
Share of profit/(loss) from investments accounted for using the equity method	164			15			179
Net income attributable to non-controlling interests	(14)			—			(14)
Business operating income	12,123	+7.4%	+12.3%	26	-55.2%	-63.8%	12,149	+7.1%	+11.9%
As % of net sales	27.8%						27.8%

	2024
(€ million)	Biopharma	Other	Total
Net sales	41,081	—	41,081
Other revenues	2,866	339	3,205
Cost of sales	(12,973)	(222)	(13,195)
Research and development expenses	(7,393)	(1)	(7,394)
Selling and general expenses	(9,113)	(70)	(9,183)
Other operating income and expenses	(3,305)	12	(3,293)
Share of profit/(loss) from investments accounted for using the equity method	136	—	136
Net income attributable to non-controlling interests	(14)	—	(14)
Business operating income	11,285	58	11,343

	2023(a)
(€ million)	Biopharma	Other	Total
Net sales	37,817	—	37,817
Other revenues	3,505	296	3,801
Cost of sales	(12,415)	(204)	(12,619)
Research and development expenses	(6,505)	(2)	(6,507)
Selling and general expenses	(8,854)	(79)	(8,933)
Other operating income and expenses	(2,476)	12	(2,464)
Share of profit/(loss) from investments accounted for using the equity method	101	—	101
Net income attributable to non-controlling interests	(18)	—	(18)
Business operating income	11,155	23	11,178
(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
The table below, presented in compliance with IFRS 8, shows a reconciliation between aggregated “Business operating income”
for the segment and Income before tax and investments accounted for using the equity method:

(€ million)	2025	2024	2023(a)
Business operating income	12,149	11,343	11,178
Share of profit/(loss) from investments accounted for using the equity method(b)	(179)	(136)	(101)
Net income attributable to non-controlling interests(c)	14	14	18
Amortization of intangible assets	(1,776)	(1,749)	(1,911)
Impairment of intangible assets(d)	(2,241)	(248)	(896)
Fair value remeasurement of contingent consideration	(104)	(96)	(93)
Expenses arising from the impact of acquisitions on inventories(e)	(126)	(10)	(9)
Restructuring costs and similar items(f)	(1,138)	(1,396)	(1,030)
Other gains and losses, and litigation(g)	(255)	(470)	(196)
Operating income	6,344	7,252	6,960
Financial expenses	(563)	(1,073)	(1,293)
Financial income	394	519	584
Income before tax and investments accounted for using the equity method	6,175	6,698	6,251
(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
(b)  Mainly joint ventures.
(c)Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(d)For 2025, this line mainly comprises a €1,663 million impairment loss recognized on tolebrutinib, a drug candidate in the registration phase targeting multiple sclerosis, reflecting the reduced probability of approval arising from the negative PERSEUS Phase 3 study results and recent exchanges with the
FDA and EMA. For 2024, this line includes a net impairment charge of €248 million, mainly due to (i) recognition of impairment losses of €640 million against various research and development projects (including a €239 million loss resulting from the decision taken in February 2025 to discontinue a
Phase 3 clinical study investigating a vaccine candidate to prevent invasive E.coli disease), partially offset by (ii) impairment loss reversals recognized in connection with the disposals of the ProXTen platform and Enjaymo, for €225 million and €167 million respectively. For 2023, this line mainly comprises an impairment loss of €833 million, reflecting the impact of the strategic decision to de-prioritize certain R&D programs, in particular those related to the NK Cell and ProXTen technology platforms.
(e)This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date, which in 2025 relates to the
Blueprint Medicines acquisition (see Note D.1.).
(f) See note D.27.
(g)See note D.28.
D.35.2. Other segment information
2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued
operation (2024).
The tables below show the split by operating segment of (i) the carrying amount of investments accounted for using the equity method related (a) to joint ventures or (b) to associates with which Sanofi has entered into R&D agreements and/or whose operations are managed as an integral part of Sanofi’s business activities; (ii) acquisitions of property, plant and equipment; and
(iii) acquisitions of intangible assets.
The principal investments accounted for using the equity method in the Biopharma segment are the interests in MSP Vaccine
Company and in Infraserv GmbH & Co. Höchst KG (see Note D.6.).
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	Biopharma
(€ million)	2025	2024	2023
Investments accounted for using the equity method(a)	502	234	234
Acquisitions of property, plant and equipment	1,762	1,733	1,619
Acquisitions of other intangible assets	1,776	1,462	1,287
(a)Carrying amount at the end of the reporting period.
D.35.3. Information by geographical region
The geographical information on net sales provided below is based on the geographical location of the customer.

	Net sales
(€ million)	2025	2024	2023(a)
Europe	9,169	9,027	8,816
of which France	1,710	1,814	1,910
United States	22,176	19,986	17,262
Rest of the World	12,281	12,068	11,739
of which China	2,621	2,666	2,728
Total	43,626	41,081	37,817
(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
In accordance with IFRS 8, the non-current assets reported below exclude financial instruments, deferred tax assets, pre-funded pension obligations, and right-of-use assets as determined under IFRS 16.

(€ million)	2025		2024		2023(a)
	Property, plant and equipment	Other intangible assets	Property, plant and equipment	Other intangible assets	Property, plant and equipment	Other intangible assets
Europe	5,760	5,094	5,550	3,307	5,659	5,566
of which France	3,123	—	3,112	—	3,085	—
United States	2,229	20,694	2,411	18,711	2,322	17,850
Rest of the World	2,063	473	2,130	611	2,179	903
of which China	122	—	96	—	152	—
Total	10,052	26,261	10,091	22,629	10,160	24,319
(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
As stated in Note D.5., goodwill is not allocated by geographical region.
D.35.4. Disclosures about major customers
Sales generated by Sanofi with its biggest customers, in particular certain wholesalers in the US, represented 36% of net sales in
2025. The three largest customers respectively accounted for approximately 18%, 12% and 6% of Sanofi's net sales in 2025 (15%,
11% and 8% in 2024; 13%, 10% and 8% in 2023).